Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of lease expense
March 31, 2020
Operating lease cost	$293,379

Weighted Average Remaining Lease Term (Months)
Operating leases	29

Weighted Average Discount Rate
Operating leases	4.75%

Schedule of Maturities of lease liabilities
Twelve months ending March 31,
2021	$276,564
2022	273,497
2023	99,841
Total Lease Payments	649,902
Less Imputed Interest	(33,975)
Total	$615,927